UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund - National Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.4%
Long-Term Municipal Bonds - 100.4%
Alabama - 1.7%
Birmingham AL Wtrwks Brd
5.00%, 1/01/31	$10,000	$11,451,000
Jefferson Cnty AL LT Sch Wts
Series 04A
5.25%, 1/01/18-1/01/23	3,900	3,883,407
AGM Series 2004
5.50%, 1/01/21	1,000	1,001,370
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22	3,000	3,564,240

		19,900,017

Arizona - 2.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,215	1,098,239
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,163	2,176,670
Glendale AZ Mun Property Corp. (Glendale AZ Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,752,150
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,850,730
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	4,245	4,322,726
5.625%, 7/01/38	1,760	1,758,715
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	3,328,503
Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,908,208
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/23	3,685	4,371,221
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	333	333,223

		23,900,385

California - 17.3%
California Dept Wtr Res Cen Vy
Series 2012AL
5.00%, 12/01/29	8,255	10,098,589
Series 2013 AM
5.00%, 12/01/25 (a)	12,300	15,492,957
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	7,852,607

	Principal Amount (000)	U.S. $ Value
California GO
5.00%, 11/01/32	$10,000	$11,200,600
5.25%, 4/01/30	15	15,051
AGM
5.00%, 2/01/29	1,445	1,470,605
AMBAC
5.00%, 4/01/27	1,230	1,233,801
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37	10,000	10,457,700
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,715	2,023,751
Series 2008A
5.50%, 8/15/23	80	92,856
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,282,000
Desert Sands CA USD GO
5.00%, 8/01/28	5,540	6,478,975
Fontana CA USD GO
5.00%, 8/01/26	4,215	5,021,709
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,689,929
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	20,836,631
Manteca CA USD CFD #89-1
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	4,395,386
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 3/04/13 (Pre-refunded/ETM)	1,000	1,204,190
Port of Oakland CA
Series 2012P
5.00%, 5/01/27-5/01/28	18,040	20,365,238
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,910	2,065,665
San Diego CA Pub Fac Fin Auth (San Diego CA Wtr)
Series A
5.00%, 8/01/30	10,045	12,032,604
San Diego Cnty CA Wtr Auth
AGM Series 08A
5.00%, 5/01/25	3,000	3,459,960
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,171,588
San Francisco City/Cnty CA Pub Util Wtr
5.00%, 11/01/33	10,000	11,779,600
Series 2012C
5.00%, 11/01/28	3,450	4,166,945
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A

	Principal Amount (000)	U.S. $ Value
7.375%, 3/01/13 (Pre-refunded/ETM)	$2,820	$2,919,151
Univ of California
Series 2012G
5.00%, 5/15/30	22,630	26,834,654
Vista CA USD GO
5.00%, 8/01/28	1,550	1,849,522

		201,492,264

Colorado - 2.6%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	460	459,393
Colorado HFA SFMR (Colorado HFA)
Series 99A-2
6.45%, 4/01/30	230	239,609
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,451,265
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	701,309
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,969,832
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	2,900	3,190,377
5.375%, 9/01/26	3,600	3,972,456
Park Creek Met Dist CO
Series 05
5.50%, 12/01/30	1,900	2,048,751
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (b)(c)	3,122	1,092,700
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	2,400	2,766,384
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	1,950	2,087,495
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22 (b)(c)	1,210	302,500
Series 04
6.125%, 12/01/19 (b)	820	410,000

		29,692,071

District of Columbia - 2.0%
District of Columbia (Catholic Univ of America)
5.00%, 10/01/34	700	766,577
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	1,032,370

	Principal Amount (000)	U.S. $ Value
District of Columbia Tax Incr
5.25%, 12/01/26	$9,600	$11,621,088
District of Columbia Wtr & Swr Auth
AGC Series 2008A
5.00%, 10/01/23	4,125	4,882,845
Washington DC Conv Ctr Ded Tax
AMBAC
5.00%, 10/01/23	5,000	5,408,450

		23,711,330

Florida - 6.2%
Bonnet Creek Resort CDD FL
Series 02
7.25%, 5/01/18	4,000	4,000,920
Crossings at Fleming Is CDD FL
Series 00C
7.05%, 5/01/15	790	744,227
7.10%, 5/01/30 (b)	2,235	1,985,395
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 97A
6.00%, 11/01/32	250	250,045
6.05%, 11/01/39	750	750,075
Florida HFC MFHR (Waverly Apts)
AGM Series 00C-1
6.50%, 7/01/40	2,790	2,794,046
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	5,408,450
Jacksonville FL Cap Impt
5.00%, 10/01/28	5,500	6,486,700
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32 (b)	2,405	2,074,240
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,749,050
Miami-Dade Cnty FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,736,027
Orlando & Orange Cnty Expwy Auth FL
5.00%, 7/01/32-7/01/35 (a)	16,250	18,735,387
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,500	2,512,850
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,620	3,621,339
Pier Park CDD FL
Series 02-1
7.15%, 5/01/34	3,085	3,089,782
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	1,017,810

	Principal Amount (000)	U.S. $ Value
West Palm Beach Cmnty Redev Agy
5.00%, 3/01/25-3/01/29	$4,620	$4,815,397

		71,771,740

Guam - 0.0%
Guam COP
Series 2010A
6.875%, 12/01/40	515	567,381

Illinois - 10.3%
Chicago IL Brd of Ed GO
AGM Series 07
5.00%, 12/01/24	15,000	16,678,650
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (d)	7,000	7,720,230
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	5,200,674
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	4,190	4,407,964
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,531	1,567,882
Chicago IL Sales Tax
AGM Series 05
5.00%, 1/01/25	6,905	7,502,904
Chicago IL Wtr
5.00%, 11/01/29-11/01/32	20,690	24,057,326
Cook Cnty IL Forest Presv Dist
Series 2012C
5.00%, 12/15/32	2,640	3,047,088
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,263	2,279,905
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,050	2,229,313
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	752,340
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	2,303,053
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	2,320	2,819,566
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30	7,000	7,556,150
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,174	2,204,849
Matteson IL GO

	Principal Amount (000)	U.S. $ Value
8.00%, 12/01/29 (e)	$3,350	$2,695,611
Metro Pier & Expo Auth IL Spl Tax
Series 2012B
5.00%, 12/15/28	22,500	26,288,325

		119,311,830

Indiana - 0.8%
Hendricks Cnty IN GO
5.50%, 7/15/14 (Pre-refunded/ETM)	1,165	1,252,247
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	6,840	7,797,326

		9,049,573

Kansas - 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,260	1,307,729

Louisiana - 3.4%
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,597,118
Lafayette LA Util
5.00%, 11/01/28	10,580	12,403,886
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,218,027
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	798,212
New Orleans LA GO
NPFGC Series 05
5.00%, 12/01/29	3,990	4,223,096
5.25%, 12/01/21	4,495	4,893,796
RADIAN
5.00%, 12/01/18-12/01/19	4,140	4,712,796
RADIAN Series A
5.00%, 12/01/22	1,060	1,172,031

		39,018,962

Maryland - 0.6%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	885	962,579
Maryland CDA SFMR (Maryland CDA)
Series 00A
6.10%, 7/01/38	6,285	6,292,856

		7,255,435

Massachusetts - 1.3%
Massachusetts Dev Fin Agy (Emerson College)
Series A
5.50%, 1/01/30	4,750	5,321,948

	Principal Amount (000)	U.S. $ Value
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	$6,035	$6,037,535
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,615,440
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	2,245	2,442,582

		15,417,505

Michigan - 2.4%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	9,152,456
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	9,980	10,594,768
Plymouth MI Ed Ctr Charter Sch
Series 05
5.375%, 11/01/30	2,000	1,881,100
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	5,215	5,846,745

		27,475,069

Minnesota - 0.7%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,454,436
Minneapolis MN Common Bond Fd
6.00%, 12/01/40	3,000	3,536,130
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,772,954

		7,763,520

Mississippi - 1.5%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.25%, 8/01/27	15,000	17,478,300

Missouri - 1.6%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	15,958,880
Missouri Dev Finance Brd (Crackerneck Creek MO Tax Alloc)
Series 05C
5.00%, 3/01/26	1,000	1,017,100
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)

	Principal Amount (000)	U.S. $ Value
5.50%, 2/01/42	$1,880	$2,039,725

		19,015,705

Nevada - 6.1%
Carson City NV Hosp
RADIAN Series 03A
5.125%, 9/01/13 (Pre-refunded/ETM)	4,800	4,933,440
Clark Cnty NV Airport PFC (McCarran Airport)
5.25%, 7/01/18	9,090	10,900,455
Clark Cnty NV Arpt (McCarran Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,961,804
Clark Cnty NV GO
AMBAC Series 2006
5.00%, 11/01/23	13,250	14,919,500
Clark Cnty NV SD GO
NPFGC-RE
5.00%, 6/15/22	5,720	6,246,240
Las Vegas NV Wtr Dist
NPFGC-RE Series 05
5.00%, 6/01/27	5,000	5,421,750
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	6,749,634
Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/26	6,715	7,294,639
AMBAC Series B
5.00%, 7/01/25	6,985	7,604,500

		71,031,962

New Hampshire - 0.1%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,738,699

New Jersey - 1.3%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/27	3,675	3,772,204
New Jersey EDA
Series 05
5.25%, 3/01/15 (Pre-refunded/ETM)	6,200	6,821,240
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A
5.25%, 12/01/31	4,340	4,828,380

		15,421,824

New Mexico - 1.2%
Clayton NM Jail Proj
CIFG NA
5.00%, 11/01/25-11/01/27	13,095	13,638,333

	Principal Amount (000)	U.S. $ Value
New York - 8.7%
Erie Cnty NY IDA
AGM Series 04
5.75%, 5/01/14 (Pre-refunded/ETM)	$1,100	$1,175,218
5.75%, 5/01/14 (Pre-refunded/ETM)	4,000	4,273,520
Metropolitan Trnsp Auth NY
Series 2012H
5.00%, 11/15/30	1,680	1,962,828
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/28	3,000	3,609,390
New York NY GO
5.125%, 12/01/27 (d)	1,000	1,162,440
5.25%, 9/01/23	5,000	5,992,750
Series 2003A
5.50%, 8/01/13 (Pre-refunded/ETM)	625	641,213
5.50%, 8/01/21	4,375	4,479,912
Series 2004G
5.00%, 12/01/14 (Pre-refunded/ETM)	420	455,360
5.00%, 12/01/23	475	510,834
New York NY IDA (Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,532,125
New York NY Mun Wtr Fin Auth
Series EE
5.00%, 6/15/31	19,415	23,353,333
New York NY Trnsl Fin Auth
Series 2002B
5.00%, 2/01/27	10,000	11,871,900
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,760	2,043,870
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	1,200	1,303,440
New York St Liberty Dev Corp. (4 World Trade Ctr Proj)
5.00%, 11/15/31	2,775	3,188,836
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (b)(c)	1,188	12
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/27	5,355	6,458,719
Port Authority of NY & NJ
5.00%, 7/15/30	12,200	14,469,566
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/28	10,000	11,958,200

		101,443,466

North Carolina - 0.5%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)

	Principal Amount (000)	U.S. $ Value
AGM
5.25%, 6/01/22	$920	$1,091,166
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,125,080
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	3,305	3,384,320

		5,600,566

Ohio - 2.6%
Akron OH Income Tax
5.00%, 12/01/31	1,500	1,751,625
Cleveland OH Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	6,402,935
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,835	3,178,063
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	8,400	8,493,492
Kent State Univ
Series 2012A
5.00%, 5/01/29	2,000	2,350,580
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	6,730	8,512,643

		30,689,338

Oregon - 0.7%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	2,995	3,097,968
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
Series 02B
5.45%, 7/01/32	1,145	1,145,824
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/27	3,000	3,516,660

		7,760,452

Pennsylvania - 2.6%
Hampden PA GO
5.00%, 5/15/26-5/15/28	3,235	3,826,795
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	4,735	5,475,743
Pennsylvania IDA
5.50%, 7/01/18 (Pre-refunded/ETM)	485	602,738
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	3,455	4,038,757

	Principal Amount (000)	U.S. $ Value
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/30-4/01/31	$6,500	$7,246,670
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	1,030	810,775
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	6,925	7,778,645

		29,780,123

Puerto Rico - 1.7%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/25	7,090	7,349,140
Puerto Rico GO
5.25%, 7/01/23	1,700	1,732,776
Series 01A
5.50%, 7/01/19	1,000	1,090,470
Series 04A
5.25%, 7/01/19	2,880	2,932,963
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	528,935
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,146,089
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19-6/01/20	4,460	4,577,909

		19,358,282

Rhode Island - 0.4%
Rhode Island Higher Ed Svgs Tr (Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	4,655	4,657,421

South Carolina - 1.5%
Dorchester Cnty SC SD #2 Lease
Series 06
5.00%, 12/01/30	1,500	1,696,080
AGC
5.00%, 12/01/29	400	453,884
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	6,225	6,502,510
South Carolina Pub Svc Auth
5.00%, 12/01/28	4,235	5,002,255
Series 2012D
5.00%, 12/01/43	3,500	3,947,020

		17,601,749

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.2%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	$1,990	$2,146,235
5.25%, 9/01/26	275	295,999

		2,442,234

Texas - 10.4%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	1,290	1,477,953
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	455	475,439
Camino Real Regl Mob Auth TX
5.00%, 2/15/21	2,850	2,856,213
Dallas Fort Worth TX Intl Arpt
Series 2012F
5.00%, 11/01/28	13,680	15,177,276
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	163,442
El Paso Cnty TX Hosp Dist GO
AGC Series 2008A
5.00%, 8/15/23	5,000	5,724,900
Frisco TX ISD GO
5.00%, 8/15/31	3,335	3,968,917
Guad Blanco River Auth TX
NPFGC Series 04A
5.00%, 8/15/24	1,895	1,897,880
Harris City TX Toll Road
Series 2012
5.00%, 8/15/30	1,900	2,263,185
Harris Cnty TX Toll Road
Series 2012
5.00%, 8/15/29	10,000	11,967,200
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	5,700	6,333,840
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	7,188,452
North Texas Hgr Ed Auth (United Regl Hlth Care Sys)
AGM Series 07
5.00%, 9/01/24	1,000	1,087,960
North Texas Tollyway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/30	7,500	8,812,050
San Antonio TX Elec & Gas
5.00%, 2/01/15 (Pre-refunded/ETM)	65	70,863
5.00%, 2/01/15 (Pre-refunded/ETM)	2,435	2,657,169
Series 08
5.00%, 2/01/26	6,830	7,971,361
Series 2009A
5.25%, 2/01/24	3,260	3,922,497
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)

	Principal Amount (000)	U.S. $ Value
Series 04
5.25%, 9/01/28	$1,000	$1,020,980
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	2,210	2,330,113
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	2,150	2,437,498
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,222,160
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	9,040	10,955,938
Texas Private Acvty Bond Srfc Trnsp Corp. (Nte Mobility Partners LLC Project)
6.875%, 12/31/39	2,280	2,717,486
Texas Trnsp Comm (Central Texas Turnpike)
Series 2012A
5.00%, 8/15/41	5,500	6,069,635
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	2,000	2,143,360
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,810,120

		120,723,887

Utah - 0.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	840	913,895

Virginia - 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	257	259,850

Washington - 6.3%
Clark Cnty WA PUD #1
5.00%, 1/01/23	12,635	14,652,810
Energy Northwest WA (Bonneville Power Admin)
Series 2006
5.00%, 7/01/24	4,055	4,573,432
AMBAC
5.00%, 7/01/21	11,470	12,693,046
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,581,520
Series 2009
5.00%, 6/01/27	615	687,207
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	5,116,995
Tacoma WA Refuse Util
XLCA Series 06
5.00%, 12/01/18	3,615	4,099,085
Washington St GO

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24 (d)	$9,000	$10,794,870
AMBAC
5.00%, 1/01/16 (Pre-refunded/ETM)	5,000	5,648,200
NPFGC-RE
5.00%, 1/01/17 (Pre-refunded/ETM)	6,380	7,440,420
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,522,383

		73,809,968

West Virginia - 0.5%
West Virginia EDA (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,673,600

Wisconsin - 0.9%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (f)	2,465	2,809,336
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012A
5.00%, 8/15/32	2,300	2,544,053
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/20	5,000	5,558,050

		10,911,439

Total Municipal Obligations (cost $1,095,618,808)		1,167,585,904

	Shares
SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (g) (cost $25,536,779)	25,536,779	25,536,779

Total Investments - 102.6% (cost $1,121,155,587) (h)		1,193,122,683
Other assets less liabilities - (2.6)%		(29,986,695)

Net Assets - 100.0%		$1,163,135,988

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services Inc.	$6,300	10/21/16	SIFMA	*	4.129%	$853,651

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the market value of this security amounted to $2,809,336 or 0.2% of net assets.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,089,628 and gross unrealized depreciation of investments was $(5,122,532), resulting in net unrealized appreciation of $71,967,096.

As of January 31, 2013, the Fund held 23.4% of net assets in insured bonds (of this amount 9.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation

NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - National Portfolio

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,089,392,216		$78,193,688		$1,167,585,904
Short-Term Investments		25,536,779		– 0	–	– 0	–	25,536,779

Total Investments in Securities		25,536,779		1,089,392,216		78,193,688		1,193,122,683
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	853,651		– 0	–	853,651
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$25,536,779		$1,090,245,867		$78,193,688		$1,193,976,334

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 10/31/12	$84,457,509			$915,960		$85,373,469
Accrued discounts/(premiums)	(1,552)			– 0	–	(1,552)
Realized gain (loss)	(136,646)			– 0	–	(136,646)
Change in unrealized appreciation/depreciation	(911,564)			– 0	–	(911,564)
Purchases	901,044			– 0	–	901,044
Sales	(6,115,103)			– 0	–	(6,115,103)
Settlements	– 0	–		– 0	–	– 0	–
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(915,960)		(915,960)

Balance as of 1/31/13+	$78,193,688		$	– 0	–	$78,193,688

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$(593,773)		$	– 0	–	$(593,773)

+	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Portfolios Level 3 investments at January 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 01/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	78,193,688	Third Party Vendor	Evaluated Quotes	$0.00 - $113.37

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 111.1%
Long-Term Municipal Bonds - 111.1%
Alabama - 1.7%
Cullman Cnty AL Hlth Care Auth (Cullman Regl Med Ctr)
Series 2009A
6.25%, 2/01/23	$1,000	$1,094,270
7.00%, 2/01/36	3,130	3,426,818
Jefferson Cnty AL LT Sch Wts
Series 2004A
4.75%, 1/01/25	530	513,300
5.00%, 1/01/24	3,365	3,325,865
Montgomery AL Med Clinic BD (Jackson Hospital & Clinic)
5.25%, 3/01/36	1,000	1,025,300
Pell City AL Spl Care Fac Fin Auth (Noland Health Services)
5.00%, 12/01/39	7,875	8,382,780
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	4,615	5,194,044

		22,962,377

Alaska - 0.4%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	4,550	5,181,540

Arizona - 4.1%
Arizona Hlth Fac Auth (Beatitudes Campus)
5.10%, 10/01/22	3,300	3,385,998
5.20%, 10/01/37	6,150	6,040,530
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	6,930	6,968,739
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	4,900	6,076,490
Phoenix AZ IDA (Great Hearts Academies)
6.30%, 7/01/42	1,000	1,078,310
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	2,105	2,143,542
5.625%, 7/01/38	3,825	3,822,208
Quechan Indian Tribe
Series 2012A
9.75%, 5/01/25	2,400	2,661,792
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	18,805	21,456,317
Tempe AZ IDA (Friendship Village of Tempe)
Series 2012A

	Principal Amount (000)	U.S. $ Value
6.25%, 12/01/42-12/01/46	$3,000	$3,280,290

		56,914,216

California - 13.9%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
5.00%, 7/01/47	3,365	3,569,592
6.125%, 7/01/41	2,400	2,813,280
Bay Area Toll Auth CA
Series 2010 3694
5.00%, 4/01/25 (a)	7,570	8,617,234
California Ed Fac Auth (California Clg of Arts)
5.00%, 6/01/30	1,140	1,162,697
California Ed Fac Auth (Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	1,300	1,433,302
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	3,430	4,065,202
California Mun Fin Auth (Emerson College)
6.00%, 1/01/42	1,000	1,198,300
California Mun Fin Auth (Goodwill Industries, Inc.)
Series 2012A
6.625%, 1/01/32 (b)	1,000	1,066,710
6.875%, 1/01/42 (b)	1,500	1,599,000
California Mun Fin Auth (Partnerships Uplift Cmnty Proj)
5.30%, 8/01/47	1,675	1,706,256
California Mun Fin Auth (Rocketship Seven-Alma Academy)
6.25%, 6/01/43	3,340	3,400,988
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32 (b)	3,795	4,059,398
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 11/21/45	26,200	27,235,162
California St Sch Fin Auth Edu (Tri Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	9,250	9,607,697
California Statewide CDA (Amino Inglewood CA High Sch)
Series 2011A
7.25%, 8/01/41	2,000	2,349,020
California Statewide CDA (Episcopal Communities and Svcs)
5.00%, 5/15/42-5/15/47	3,225	3,525,027
California Statewide CDA (Eskaton Properties, Inc.)
5.25%, 11/15/34	3,470	3,722,061

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (Front Porch Communities)
5.125%, 4/01/37 (c)	$3,300	$3,465,165
California Statewide CDA (Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,665,120
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,600,111
California Statewide CDA (The Terraces at San Joaquin Gardens)
5.625%, 10/01/32	1,000	1,063,880
6.00%, 10/01/42-10/01/47	2,000	2,154,740
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (c)	4,650	4,722,354
Golden St Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	12,390	10,660,356
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24	4,625	4,700,572
Los Angeles CA USD GO
5.25%, 7/01/25 (a)	1,000	1,196,790
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
6.00%, 3/01/36	450	510,638
Oakland CA USD GO
Series 2012A
5.50%, 8/01/32	1,500	1,642,710
Poway CA USD CFD #6
5.00%, 9/01/33-9/01/36	1,300	1,414,135
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
6.00%, 9/01/30	1,235	1,433,440
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	4,500	5,588,730
San Francisco City/Cnty CA COP
Series 2009A
5.00%, 4/01/29	3,115	3,455,283
San Jose CA Arpt
AMBAC Series 2007A
5.00%, 3/01/37	9,745	10,245,893
Southern CA Logistics Arpt Auth Proj
XLCA
5.00%, 12/01/36	3,600	2,753,748
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (a)	9,960	12,125,802
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A

	Principal Amount (000)	U.S. $ Value
7.375%, 3/01/13 (Pre-refunded/ETM)	$2,000	$2,070,320
Tobacco Securitization Auth Southern CA
Series 2006A1-SNR
5.125%, 6/01/46	10,800	9,513,828
Univ of California
Series 2012G
5.00%, 5/15/30 (a)	10,000	11,858,000
Upland CA Cmnty Redev Agy (Upland CA Cmnty Fac Dist Spl Tax)
5.00%, 9/01/34	1,000	1,074,730
Vernon CA Elec Sys
Series 2012A
5.50%, 8/01/41	1,400	1,526,350
West Contra Costa CA Hlth Dist
6.25%, 7/01/42	5,000	5,658,850
Yucaipa CA CFD #98-1
5.375%, 9/01/30	1,700	1,838,686

		191,071,157

Colorado - 2.1%
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.00%, 12/01/42	8,690	9,480,355
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	600	660,078
5.375%, 9/01/26	3,800	4,193,148
Fitzsimons Vlg Met Dist #1 CO
Series 2010A
7.50%, 3/01/40	1,500	1,604,880
Park Creek Met Dist CO
5.50%, 12/01/37	2,300	2,460,655
Plaza Met District #1 CO
5.00%, 12/01/40	1,000	1,034,460
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	5,810	6,696,955
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	2,550	2,729,800

		28,860,331

Delaware - 0.1%
Delaware EDA (Newark Charter School)
5.00%, 9/01/42	1,075	1,152,701

District of Columbia - 2.3%
District of Columbia (American Society of Hematology)
5.00%, 7/01/36-7/01/42	8,600	9,333,302
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	1,850	2,035,980
District of Columbia (Friendship Pub Charter Sch)
5.00%, 6/01/42	2,660	2,760,202
District of Columbia (Howard Univ)

	Principal Amount (000)	U.S. $ Value
Series 2011A
6.25%, 10/01/32	$4,205	$5,135,903
District of Columbia Pers Income Tax
5.00%, 12/01/29 (a)	10,000	11,976,700

		31,242,087

Florida - 6.5%
Alachua Cnty FL Hlth Fac Auth (Oak Hammock at The Univ of Florida)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	4,946,567
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	5,000	5,880,600
Capital Trust Agy FL (Million Air One)
7.75%, 1/01/41	9,080	10,189,394
Lakeland FL ED Fac (Florida Southern College)
Series 2012
5.00%, 9/01/30-9/01/42	2,500	2,730,580
Lee Cnty FL IDA (Shell Point/Alliance Oblig Group)
5.00%, 11/15/22-11/15/32	2,600	2,662,711
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2011A
5.00%, 10/01/27	5,000	5,587,850
Martin Cnty FL Hlth Fac Auth (Martin Mem Med Ctr)
5.50%, 11/15/32-11/15/42	9,050	10,093,307
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
5.00%, 11/15/29	2,500	2,711,050
6.75%, 11/15/21	2,745	2,987,164
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
AGC
5.00%, 10/01/33	3,850	4,085,735
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	4,000	5,125,320
Orange Cnty FL Hlth Fac Auth (Orlando Health)
5.00%, 10/01/42	8,635	9,422,512
Series 2012B
5.00%, 10/01/42	8,000	8,729,600
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,450	2,462,593
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	4,250	4,492,760
St. John’s Cnty FL IDA (Presbyterian Retirement Svc)
Series 2010A
5.875%, 8/01/40	4,000	4,533,760

	Principal Amount (000)	U.S. $ Value
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
RADIAN Series 2005
5.00%, 10/15/35	$1,840	$1,906,921

		88,548,424

Georgia - 1.4%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.00%, 9/01/30	1,000	1,181,780
6.125%, 9/01/40	6,100	7,187,935
Metro Atlanta Rapid Tran Auth GA
AGM
5.00%, 7/01/29 (a)	10,220	11,534,190

		19,903,905

Guam - 0.2%
Guam COP
Series 2010A
6.875%, 12/01/40	910	1,002,556
Guam GO
Series 2009A
7.00%, 11/15/39	1,000	1,133,950

		2,136,506

Hawaii - 0.2%
Hawaii Dept Budget & Finance (Kahala Nui)
5.125%, 11/15/32	1,000	1,095,330
5.25%, 11/15/37	1,325	1,431,119

		2,526,449

Idaho - 0.3%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	4,000	4,515,960

Illinois - 6.3%
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (a)	3,000	3,308,670
Chicago IL HFA MFHR (Goldblatts Supportive Living Project)
6.375%, 12/01/52	7,950	7,952,146
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	2,795	2,940,396
Chicago IL Tax Increment (Metramarket Chicago Proj)
Series 2010A
6.87%, 2/15/24	1,156	1,221,266
Chicago IL Transit Authority Sales Tax
5.25%, 12/01/31	5,000	5,845,000
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A

	Principal Amount (000)	U.S. $ Value
8.25%, 2/15/46	$1,950	$2,120,567
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	2,980	3,047,825
Illinois Finance Auth (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,353,014
Illinois Finance Auth (Lutheran Senior Svcs)
5.625%, 5/15/42	7,525	7,864,453
5.75%, 5/15/46	4,740	4,979,370
Illinois Finance Auth (OSF Healthcare Sys)
6.00%, 5/15/39	5,860	6,724,760
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	1,250	1,287,338
8.25%, 5/15/45	2,775	2,872,347
Illinois Finance Auth (Provena Health)
Series B
6.00%, 5/01/34	2,025	2,251,678
Illinois Finance Auth (Swedish Covenant Hospital)
6.00%, 8/15/38	3,360	3,790,046
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	4,800	5,730,336
Illinois Finance Auth (The Landing at Plymouth Place)
6.00%, 5/15/37 (d)	5,750	4,814,015
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
Series 2011A
7.125%, 10/01/41	2,500	2,873,125
Illinois GO
5.00%, 3/01/33	4,900	5,406,856
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	4,885	5,936,887
Matteson IL GO
8.00%, 12/01/29 (e)	5,000	4,023,300

		86,343,395

Indiana - 3.7%
Indiana Finance Auth (Community Health Network)
Series 2012A
5.00%, 5/01/42	13,735	15,109,187
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	6,000	6,514,980
Indiana Finance Auth (Marquette Manor)
4.75%, 3/01/32	5,535	5,728,725
5.00%, 3/01/39	1,400	1,464,358

	Principal Amount (000)	U.S. $ Value
Indiana Mun Pwr Agy
Series 2011A
5.00%, 1/01/31	$3,000	$3,426,000
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/27	1,800	2,051,928
Knox Cnty IN Econ Dev (Good Samaritan Hospital)
Series 2012A
5.00%, 4/01/37-4/01/42	11,740	12,822,781
The Barrington at Carmel
Series 2012A
7.125%, 11/15/42-11/15/47	3,730	4,054,428

		51,172,387

Iowa - 0.8%
Iowa Finance Auth (Alcoa, Inc.)
4.75%, 8/01/42	3,100	3,142,563
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46	8,500	8,136,285

		11,278,848

Kansas - 0.7%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.50%, 5/15/39	4,525	4,595,138
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	8,825	5,742,692

		10,337,830

Kentucky - 1.6%
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
5.25%, 8/15/46	2,000	2,232,680
Kentucky Econ Dev Fin Auth (Masonic Homes of Kentucky)
5.375%, 11/15/42	7,765	7,897,238
5.50%, 11/15/45	2,350	2,387,083
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.00%, 6/01/30	3,540	4,187,360
6.375%, 6/01/40	2,900	3,490,353
Louisville & Jefferson Cnty KY (Norton Healthcare)
5.25%, 10/01/36	2,000	2,133,880

		22,328,594

Louisiana - 2.1%
Jefferson Parish LA Hosp Svc Dist #2 (East Jefferson General Hospital)
6.375%, 7/01/41	4,360	5,123,436

	Principal Amount (000)	U.S. $ Value
Louisiana Gas and Fuels Tax
XLCA
5.00%, 5/01/26 (Pre-refunded/ETM) (a)	$10,000	$11,426,500
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,379,448
5.875%, 10/01/40	3,000	3,412,110
6.00%, 10/01/44	1,740	1,987,150
St John Baptist Parish LA (Marathon Oil Corp.)
Series 2007A
5.125%, 6/01/37	4,800	5,126,016

		28,454,660

Maine - 0.3%
Maine Hlth & Hgr Ed Fac Auth (Mainegeneral Medical Center)
6.75%, 7/01/41	3,000	3,643,620

Maryland - 0.1%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	1,000	1,087,660

Massachusetts - 2.4%
Massachusetts Dev Fin Agy (Covanta Energy Corp.)
5.25%, 11/01/42	1,950	2,011,659
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	7,975	8,855,360
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012A
5.00%, 8/15/23-8/15/24 (a)	17,340	21,669,542

		32,536,561

Michigan - 3.0%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,547,697
Detroit MI Swr Disp
Series A
5.25%, 7/01/39	7,100	7,743,189
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/27	5,000	5,479,600
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/46	1,000	1,060,280
Michigan Hosp Fin Auth (Presbyterian Villages of Michigan)
5.50%, 11/15/35	1,750	1,759,118
Michigan Strategic Fund (Evangelical Homes of Michigan Hall)

	Principal Amount (000)	U.S. $ Value
5.50%, 6/01/47 (b)	$1,750	$1,759,993
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	14,360	13,634,676
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
NPFGC-RE
5.00%, 12/01/27	4,630	5,003,780

		40,988,333

Minnesota - 0.9%
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	1,760	1,784,323
Duluth MN EDA (St Lukes Hlth Sys)
5.75%, 6/15/32	2,170	2,328,909
6.00%, 6/15/39	4,000	4,339,440
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.75%, 7/01/39	3,000	3,389,730

		11,842,402

Missouri - 0.3%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,520	1,649,139
6.00%, 2/01/41	1,750	1,977,098

		3,626,237

Nebraska - 1.1%
Central Plains Energy Proj Gas (Goldman Sachs Group, Inc.)
5.00%, 9/01/42	11,675	12,780,272
5.25%, 9/01/37	2,500	2,799,200

		15,579,472

Nevada - 0.6%
Reno NV Hosp (Renown Regl Med Ctr)
Series 2007A
5.25%, 6/01/41	7,870	8,227,849

New Hampshire - 0.4%
New Hampshire Hlth & Ed Fac Auth (Southern New Hampshire Univ.)
5.00%, 1/01/42	4,585	5,026,260

New Jersey - 3.9%
Burlington Cnty NJ Brdg Commn (The Evergreens)
5.625%, 1/01/38	3,500	3,616,970
New Jersey EDA (Continental Airlines)
5.25%, 9/15/29	7,475	7,617,473
7.00%, 11/15/30	5,455	5,480,257

	Principal Amount (000)	U.S. $ Value
Series 1999
4.875%, 9/15/19	$2,000	$2,053,900
New Jersey EDA (Umm Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,870,159
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	5,240	5,839,089
New Jersey Hlth Care Fac Fin Auth (St Joseph Health Sys)
6.625%, 7/01/38	1,500	1,737,780
New Jersey Hlth Care Fac Fin Auth (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,141,680
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
4.75%, 6/01/34	3,000	2,670,990
5.00%, 6/01/41	15,590	14,003,562

		53,031,860

New Mexico - 0.6%
New Mexico Hosp Equip Loan Coun (Gerald Champion Regl Med Ctr)
5.50%, 7/01/42	8,155	8,439,039

New York - 9.6%
Build NYC Resource Corp. (YMCA of Grtr New York)
5.00%, 8/01/42	1,700	1,911,684
Liberty NY Dev Corp. (Goldman Sachs Group, Inc.)
5.25%, 10/01/35	6,445	7,691,398
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/25	2,500	2,955,175
Series 2012E
5.00%, 11/15/42	5,565	6,320,004
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (a)	10,740	12,612,734
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
5.875%, 1/01/18	1,820	1,312,784
6.50%, 1/01/27	1,865	1,229,893
6.70%, 1/01/43	2,190	1,437,187
Nassau Cnty NY Local Econ Asst Corp. (Winthrop Univ Hlth)
5.00%, 7/01/37	4,700	5,065,237
New York NY GO
5.125%, 12/01/27 (a)	7,340	8,532,310
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	2,000	2,304,360
8.00%, 8/01/28	5,550	6,394,710
Series 2005

	Principal Amount (000)	U.S. $ Value
7.50%, 8/01/16	$1,110	$1,211,654
New York NY Transitional Fin Auth
5.00%, 2/01/26 (a)	10,000	11,968,200
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/29-12/15/30 (a)	21,120	25,512,526
New York St Liberty Dev Corp. (7 World Trade Ctr Proj)
5.00%, 3/15/44	1,900	2,055,876
New York St Thruway Auth
5.00%, 4/01/29 (a)	10	11,312,505
Newburgh NY GO
Series 2012A
5.25%, 6/15/27	1,010	1,046,198
Series A
5.625%, 6/15/34	1,235	1,271,581
Niagara NY Dev Corp. (Covanta Energy Corp.)
5.25%, 11/01/42	8,250	8,510,865
Port Authority of NY & NJ (Delta Airlines, Inc.)
6.00%, 12/01/42	2,285	2,684,784
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	50	51,698
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	1,250	1,023,075
6.00%, 9/15/27	2,000	1,355,660
Series A
6.00%, 9/15/37	3,000	2,031,660
Yonkers NY GO
Series 2011A
5.00%, 10/01/17	3,000	3,432,570

		131,236,328

North Carolina - 0.5%
North Carolina Med Care Comm (Galloway Ridge at Fearrington)
6.00%, 1/01/39	1,020	1,085,627
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	6,350	6,443,154

		7,528,781

Ohio - 3.6%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	22,130	19,930,942
Cleveland OH Arpt Sys
Series 2012A
5.00%, 1/01/29-1/01/30	9,000	10,241,520
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	3,710	3,918,613

	Principal Amount (000)	U.S. $ Value
Series 2006A
5.00%, 8/15/36	$1,290	$1,355,429
Gallia Cnty OH Hosp (Holzer Health Sys)
Series 2012A
8.00%, 7/01/42	5,000	5,808,150
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,000	1,044,450
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.00%, 12/01/22	1,192	1,207,579
6.25%, 12/01/36	3,500	3,529,260
S Estrn OH Port Auth Hosp Facs (Memorial Health Sys)
6.00%, 12/01/42	1,700	1,834,640

		48,870,583

Oklahoma - 0.8%
Oklahoma Cnty OK Fin Auth (Epworth Village)
Series 2012A
5.125%, 4/01/42	4,000	4,030,240
Oklahoma Dev Fin Auth (Inverness Village)
5.75%, 1/01/27	2,930	3,145,004
6.00%, 1/01/32	3,315	3,572,973

		10,748,217

Oregon - 1.0%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25 (a)	7,310	9,089,400
Salem OR Hosp Fac Auth Revenue (Capital Manor, Inc.)
5.625%, 5/15/32	1,000	1,061,110
6.00%, 5/15/42-5/15/47	2,975	3,204,917

		13,355,427

Pennsylvania - 4.7%
Allegheny Cnty PA Hgr Ed Bldg Auth (Chatham Univ)
Series 2012A
5.00%, 9/01/35	1,700	1,872,414
Allegheny Cnty PA IDA (United States Steel Corp.)
6.75%, 11/01/24	2,875	3,150,942
Clairton PA Muni Auth
Series 2012B
5.00%, 12/01/37-12/01/42	8,525	8,931,626
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
5.25%, 1/01/32-1/01/41	2,650	2,737,857
6.125%, 1/01/45	4,170	4,573,364
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)

	Principal Amount (000)	U.S. $ Value
6.50%, 12/01/25	$4,000	$4,799,520
Norristown PA Area SD COP
5.00%, 4/01/32	3,900	4,077,567
North Eastern PA Hosp & ED Auth (Wilkes Univ)
Series 2012A
5.25%, 3/01/42	2,135	2,302,598
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/41	8,620	9,201,505
Pennsylvania St
5.00%, 11/15/29 (a)	10,000	12,020,200
Philadelphia Hosp & Hgr Ed Fac Auth (Temple Univ Hlth Sys)
Series 2012A
5.625%, 7/01/42	4,730	5,160,714
Philadelphia PA Arpt (Philadelphia Intl Airport)
Series 2011A
5.00%, 6/15/25	5,000	5,635,950

		64,464,257

Puerto Rico - 1.8%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/25	3,000	3,109,650
Series 2010ZZ
5.25%, 7/01/23	2,455	2,580,819
Series 2012A
5.00%, 7/01/42	2,740	2,694,270
Puerto Rico GO
Series 2012A
5.00%, 7/01/41	3,820	3,679,653
5.50%, 7/01/39	6,515	6,648,883
Puerto Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.375%, 4/01/42	1,665	1,672,642
Puerto Rico Pub Fin Corp.
Series B
6.00%, 8/01/26	1,620	1,720,586
Puerto Rico Sales Tax Fin Corp.
5.00%, 8/01/24	3,000	3,228,510

		25,335,013

Rhode Island - 0.6%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	4,500	5,393,880
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	3,160	3,253,694

		8,647,574

South Carolina - 0.8%
South Carolina St Public Svc Auth
AMBAC
5.00%, 1/01/32 (a)	10,000	11,117,500

	Principal Amount (000)	U.S. $ Value
South Dakota - 0.1%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	$1,020	$1,020,969

Tennessee - 1.5%
Johnson City TN Hlth & Ed (Mountain States Health Alliance Auxiliar)
5.00%, 8/15/42	4,880	5,364,877
5.50%, 7/01/36	6,815	7,307,588
Shelby Cnty TN Hlth ED & Hsg Fac Brd (The Village of Germantown)
5.00%, 12/01/32	2,200	2,206,622
5.25%, 12/01/42	4,100	4,124,682
5.375%, 12/01/47	1,700	1,714,705

		20,718,474

Texas - 10.0%
Austin TX Convention Ctr Enterprise
Series 2006B
6.00%, 1/01/20 (c)	1,195	1,326,617
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	5,000	5,728,700
Central TX Regl Mobility Auth
6.00%, 1/01/41	5,600	6,534,136
Clifton TX Hgr Ed Fac Auth (Idea Public Schools)
5.00%, 8/15/42	2,470	2,670,169
5.75%, 8/15/41	1,000	1,137,770
Dallas Fort Worth TX Intl Arpt
Series 2012F
5.00%, 11/01/35	10,000	10,888,400
Gregg Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
Series 2012C
5.00%, 7/01/42	2,855	3,039,975
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	3,800	4,222,560
Houston TX Arpt Sys
Series 2012A
5.00%, 7/01/32	1,815	2,023,834
Houston TX Util Sys
Series 4081
5.00%, 11/15/28 (a)	9,600	11,547,744
Love Field Arpt Modernization Corp. TX (Southwest Airlines Co.)
5.00%, 11/01/28	900	979,533
5.25%, 11/01/40	3,500	3,820,145
North Texas Ed Fin Corp. (Uplift Education)
Series A
5.125%, 12/01/42	9,860	10,651,758
Red River TX Hlth Facs Dev Corp. (Wichita Falls Retirement Fndtn)
5.125%, 1/01/41	4,360	4,407,960

	Principal Amount (000)	U.S. $ Value
Sanger TX Indl Dev (German Pellets Gmbh)
Series 2012B
8.00%, 7/01/38	$9,400	$10,044,840
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	750	792,758
5.50%, 11/15/22	4,000	4,217,400
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	3,000	3,401,160
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,222,160
Series 2009A
8.25%, 11/15/44	2,600	2,901,574
Texas MUN Gas ACQ & Supply Corp. III (Macquarie Group Ltd.)
5.00%, 12/15/31	5,650	6,159,291
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	7,450	9,028,953
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	6,450	7,687,626
Travis Cnty TX Cult ED Fac Fin Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	496,930
5.25%, 8/15/42	2,375	2,379,821
Travis Cnty TX Hlth Fac (Longhorn Village)
Series A
7.00%, 1/01/32	8,000	8,445,680
Tyler TX Hlth Fac Dev Corp. (East Texas Medical Center)
5.375%, 11/01/37	1,500	1,571,640
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.00%, 7/01/33	2,400	2,500,896
Series 2007B
5.00%, 7/01/37	3,520	3,667,981
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	3,000	3,436,320

		137,934,331

Utah - 1.0%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	4,000	4,351,880
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	2,000	2,327,280
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	2,000	2,221,580
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A

	Principal Amount (000)	U.S. $ Value
7.00%, 7/15/45	$1,840	$2,068,896
Utah St Charter Sch Fin Auth (Vista at Entrada Sch of Performing Arts)
6.30%, 7/15/32	850	912,484
6.55%, 7/15/42	1,890	2,028,839

		13,910,959

Vermont - 0.2%
Vermont EDA (Wake Robin Corp. Proj)
5.40%, 5/01/33	3,100	3,282,342

Virginia - 7.8%
Albermarle Cnty VA EDA (Westminster-Cantebury of The Blue Ridge)
5.00%, 1/01/42	1,000	1,007,820
Chesapeake Trnsp Sys Toll Road (Chesapeake VA Toll Road)
Series 2012A
5.00%, 7/15/47	4,600	4,921,402
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,970	2,003,017
Fairfax Cnty VA EDA (Vinson Hall)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,560,999
Hanover Cnty VA EDA (Covenant Woods)
Series 2012A
5.00%, 7/01/42-7/01/47	5,970	5,870,631
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	2,915	3,355,719
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	23,310	19,042,405
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/24 (a)	9,200	11,392,084
Virginia Commonwealth Transp Brd Tr
5.00%, 5/15/26 (a)	8,275	10,026,404
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 1/01/40	15,975	16,555,052
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.50%, 1/01/42	13,325	14,604,733
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/23 (a)	9,000	11,198,070

		106,538,336

Washington - 4.8%
Seattle WA Mun Light & Pwr
5.00%, 2/01/26 (a)	7,500	8,952,000
Washington St GO

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24-7/01/25 (a)	$15,000	$17,885,750
Washington St HFC (Mirabella Proj)
6.75%, 10/01/47	16,850	17,098,369
Washington St HFC (Riverview Retirement Community)
5.00%, 1/01/48	5,315	5,297,301
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	12,500	12,576,622
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.25%, 10/01/46	3,250	3,540,517

		65,350,559

West Virginia - 0.2%
West Virginia Hosp Fin Auth (Thomas Health Sys)
6.50%, 10/01/38	2,445	2,551,382

Wisconsin - 0.1%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (c)	435	495,765
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/24	1,490	1,618,066

		2,113,831

Total Municipal Obligations (cost $1,412,044,364)		1,523,685,523

	Notional Amount (000)
Swaptions - 0.1%
IRS RTP Swaption 3 Month USD - LIBOR Expiration: Feb 2014, Exercise Rate: 3.165% (f) (cost $1,974,694)	28,500	1,893,878

U.S. $ Value
Total Investments - 111.2% (cost $1,414,019,058) (g)	$1,525,579,401
Other assets less liabilities - (11.2)%	(153,693,828)

Net Assets - 100.0%	$1,371,885,573

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$15,000	12/2/24	3.013%		SIFMA *	$(1,915,464)
JPMorgan Chase Bank, NA	8,500	7/9/25	SIFMA	*	3.167%	1,189,669
Morgan Stanley Capital Services LLC	2,500	3/17/22	SIFMA	*	3.073%	344,807
Morgan Stanley Capital Services LLC	3,000	6/11/22	SIFMA	*	2.965%	386,877

						$5,889

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
JPMorgan Chase Bank NA:
CDX-NAHY Series 18 5 Year Index, 5.00% 6/20/17*	5.00%	4.12%	$9,900	$387,062	$(505,102)	$892,164
Morgan Stanley Capital Services, Inc.:
CDX-NAHY Series 17 5 Year Index, 5.00% 12/20/16*	5.00	3.77	11,520	558,400	(509,631)	1,068,031

				$945,462	$(1,014,733)	$1,960,195

*	Termination date

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $10,009,901 or 0.7% of net assets.
(d)	Illiquid security.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Non-income producing security.
(g)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical 113,965,980 and gross unrealized depreciation of investments was $(2,405,637), resulting in net unrealized appreciation of $111,560,343.

As of January 31, 2013, the Fund held 5.4% of net assets in insured bonds (of this amount 15.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
LIBOR	-	London Interbank Offered Rates
MFHR	-	Multi-Family Housing Revenue
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,195,308,982	$328,376,541		$1,523,685,523
Swaptions		– 0	–	1,893,878	– 0	–	1,893,878

Total Investments in Securities		– 0	–	1,197,202,860	328,376,541		1,525,579,401
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	1,921,353	– 0	–	1,921,353
Credit Default Swap Contracts		– 0	–	1,960,195	– 0	–	1,960,195
Liabilities:
Interest Rate Swap Contracts		– 0	–	(1,915,464)	– 0	–	(1,915,464)

Total^	$	– 0	–	$1,199,168,944	$328,376,541		$1,527,545,485

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 10/31/12	$276,264,249			$(24,042)		$276,240,207
Accrued discounts/(premiums)	34,428			– 0	–	34,428
Realized gain (loss)	685,589			– 0	–	685,589
Change in unrealized appreciation/depreciation	5,094,396			– 0	–	5,094,396
Purchases	55,086,495			– 0	–	55,086,495
Sales	(8,788,616)			– 0	–	(8,788,616)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		24,042		24,042

Balance as of 1/31/13+	$328,376,541		$	– 0	–	$328,376,541

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$5,646,498		$	– 0	–	$5,646,498

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments January 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$328,376,541	Third Party Vendor	Evaluated Quotes	$65.63 - $122.08

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - California Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 103.7%
Long-Term Municipal Bonds - 103.7%
California - 96.6%
Acalanes CA UHSD GO
AGM Series 05B
5.25%, 8/01/24	$5,000	$5,549,850
Alameda Corridor Trnsp Auth CA
Series 2013A
5.00%, 10/01/28 (a)	3,750	4,455,938
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	8,405	9,190,195
Bay Area Toll Auth CA
5.00%, 4/01/30-4/01/31	6,320	7,499,673
Series 2009F1
5.25%, 4/01/27	7,500	9,020,475
Series 2010S-2
5.00%, 10/01/30	2,350	2,665,817
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	3,359,466
Butte-Glenn CCD CA GO
NPFGC Series 05B
5.00%, 8/01/25	3,620	3,961,004
California Dept Wtr Res Cen Vy
5.00%, 12/01/24	5,000	5,911,550
Series 2008AE
5.00%, 12/01/27	2,680	3,126,676
Series 2009AF
5.00%, 12/01/29	2,225	2,614,153
Series 2012AL
5.00%, 12/01/29	5,150	6,300,149
Series 2013 AM
5.00%, 12/01/25 (a)	7,700	9,698,843
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	7,035,395
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21-11/01/26	1,890	2,108,402
Series 04
5.00%, 11/01/20	1,000	1,064,470
5.25%, 5/01/34	1,000	1,056,830
Series 2012A
5.00%, 11/01/30	1,250	1,410,125
California GO
5.00%, 8/01/22-2/01/32	10,530	10,937,062
5.25%, 2/01/30-4/01/30	7,580	7,605,848
5.30%, 4/01/29	5	5,216
Series 03
5.25%, 2/01/24	3,500	3,572,695
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series G
5.50%, 7/01/25	3,180	3,589,139
California Hlth Fac Fin Auth (Cottage Healthcare Sys)

	Principal Amount (000)	U.S. $ Value
NPFGC Series 03B
5.00%, 11/01/23	$2,500	$2,547,425
California Mun Fin Auth (UTS Bioenergy LLC)
7.50%, 12/01/32 (a)	2,745	2,936,244
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37	11,550	12,078,297
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 99A
5.70%, 8/01/14	1,590	1,590,922
California Pub Wks Brd (CA Lease Mental Hlth Coalinga)
Series 04A
5.50%, 6/01/22	3,500	3,722,600
Series 2004A
5.50%, 6/01/23	3,290	3,487,992
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	4,525,090
California Pub Wks Brd (Univ of California Lease)
Series 04F
5.00%, 11/01/26	8,065	8,663,262
Series 05C
5.00%, 4/01/23	3,130	3,396,300
California Statewide CDA MFHR (Highland Creek Apts)
Series 01K
5.40%, 4/01/34	5,575	5,622,889
California Statewide CDA MFHR (Santa Paula Village Apts)
Series 98D
5.43%, 5/01/28	1,845	1,846,494
Capistrano CA USD GO
AGM Series 01B
Zero Coupon, 8/01/25	8,000	4,566,640
Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	3,310	3,310,463
City of Encinitas
5.00%, 9/01/26-9/01/29	2,800	3,171,504
Clovis CA USD GO
Series 2012A
5.00%, 8/01/30	3,230	3,736,916
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,588,275
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,250	5,297,828
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	3,180	3,201,434

	Principal Amount (000)	U.S. $ Value
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	$5,070	$5,130,536
Fontana CA USD GO
5.00%, 8/01/27	3,195	3,780,068
Fremont CA USD GO
AGM Series 05B
5.00%, 8/01/15 (Pre-refunded/ETM)	1,745	1,943,127
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	3,250	3,487,575
Gilroy CA USD GO
NPFGC-RE
5.00%, 8/01/27	1,500	1,524,960
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.25%, 9/02/19	1,220	1,248,316
4.00%, 9/02/22	1,355	1,399,200
4.25%, 9/02/24	1,530	1,580,536
Jurupa CA USD GO
NPFGC-RE Series 04
5.00%, 8/01/13 (Pre-refunded/ETM)	1,340	1,371,477
Kaweah Delta CA Hlthcare
NPFGC Series 04
5.25%, 8/01/25-8/01/26	3,780	4,005,662
La Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	1,525	1,549,568
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/28-11/01/30	11,485	13,084,007
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,627,863
Series 2010A
5.00%, 5/15/25	8,915	10,499,641
Series A
5.00%, 5/15/27	3,560	4,156,478
Los Angeles CA Dept W&P Pwr
AMBAC
5.00%, 7/01/24	5,250	6,037,710
AMBAC Series 2006A-2
5.00%, 7/01/31	5,000	5,580,600
Los Angeles CA Harbor Dept
5.00%, 8/01/26	21,450	25,448,065
Los Angeles CA MFHR (Park Plaza West Apts)
5.50%, 1/20/43	5,000	5,020,400
Los Angeles CA USD COP
5.00%, 10/01/29	4,855	5,421,821
Series 2012B
5.00%, 10/01/28	4,365	4,885,963
Los Angeles CA USD GO
5.25%, 7/01/25 (b)	8,000	9,574,320
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA Mta Sales Tax)

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/25	$1,260	$1,488,677
Met Wtr Dist Southern CA Wtr
Series 2011C
5.00%, 10/01/24	3,425	4,265,564
Mount Diablo CA USD GO
Series 2012B-2
5.00%, 7/01/27	3,200	3,706,816
Murrieta Vly CA USD GO
AGM Series 05B
5.125%, 9/01/29	1,500	1,590,540
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	1,580	1,745,505
6.00%, 3/01/36	1,125	1,276,594
AMBAC Series 05
5.00%, 3/01/26	1,900	1,992,169
RADIAN Series 04
5.00%, 3/01/24	3,060	3,070,649
Oakland CA USD GO
NPFGC-RE
5.00%, 8/01/22	8,975	9,464,855
Ontario CA COP
NPFGC Series 04
5.25%, 7/01/21	1,700	1,781,736
Orange Cnty CA COP
AMBAC
6.00%, 6/01/13 (Pre-refunded/ETM)	765	908,568
Palm Springs CA COP
Series 91B
Zero Coupon, 4/15/21 (Pre-refunded/ETM) (c)	37,500	31,909,125
Palmdale CA Wtr Dist
NPFGC-RE Series 04
5.00%, 10/01/24	1,775	1,805,069
Palo Alto CA Univ AVE AD
5.00%, 9/02/25-9/02/30	3,290	3,681,288
Placentia-Yorba Lnda CA USD GO (Placentia-Yorba Lnda USD CA GO)
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	4,360,398
Port of Oakland CA
Series 2012P
5.00%, 5/01/28-5/01/31	18,125	20,298,185
Poway CA USD CFD #6
5.00%, 9/01/26	975	1,091,376
Redding CA Elec Sys COP
NPFGC Series 92A
12.324%, 7/01/22 (Pre-refunded/ETM) (d)	1,145	1,695,195
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,292,374
6.00%, 9/01/30	1,395	1,619,149
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	1,720	1,982,008
Rocklin CA USD CFD #1

	Principal Amount (000)	U.S. $ Value
NPFGC Series 04
5.00%, 9/01/25	$1,000	$1,010,960
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
Series 00B
6.00%, 2/01/33	5,075	5,074,543
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
Series 00H
5.70%, 3/01/34	2,875	2,905,245
Sacramento Regl Transit Dist CA
5.00%, 3/01/36-3/01/42	6,250	6,856,625
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	4,827,045
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,635	1,768,253
San Diego CA Hsg Auth MFHR
Series 98C
5.25%, 1/20/40	6,105	6,112,998
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
5.25%, 3/01/25	15,000	17,042,100
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,465,431
San Diego Cnty CA Wtr Auth
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	19,034,413
San Diego Cnty CA Wtr Auth COP
AGM Series A
5.00%, 5/01/27	3,500	3,791,270
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,491,962
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,955,230
AGM Series 00A
6.125%, 1/01/27	1,480	1,484,558
San Francisco City/Cnty CA Pub Util Wtr
5.00%, 11/01/27	12,000	14,445,960
Series 2009B
5.00%, 11/01/27	4,705	5,554,817
San Francisco City/Cnty CA Redev CFD #6 (Mission Bay South Public Imp)
5.00%, 8/01/29 (a)	1,310	1,389,294
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	17,952,200
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	17,319,600
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	20,156,750
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)

	Principal Amount (000)	U.S. $ Value
NPFGC Series A
Zero Coupon, 1/15/36	$22,415	$6,131,847
San Jose CA Hotel Tax
6.125%, 5/01/31	5,000	6,112,350
San Juan CA USD GO
Series 2012B
5.00%, 8/01/28	7,395	8,675,148
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	6,080,508
Santa Clara CA Elec
Series 2011A
5.00%, 7/01/30	1,810	2,029,969
South Gate CA PFA (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,810,584
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,724,416
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,113,110
Stockton CA PFA (Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/17	2,285	2,167,597
Tejon Ranch CA Pub Fac Fin CFD #1
5.25%, 9/01/26-9/01/28	2,375	2,525,455
5.50%, 9/01/30-9/01/33	2,135	2,252,478
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,484,323
Turlock CA IRR Dist
5.50%, 1/01/41	8,705	9,833,864
Univ of California
Series 2012G
5.00%, 5/15/30	8,500	10,079,300
Series K
5.00%, 5/15/21	4,550	5,027,295
West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,892,992

		652,993,769

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,300	1,175,070

Illinois - 0.1%
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	890	1,081,644

Nevada - 0.4%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/22	2,445	2,573,313

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 5.6%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series A
5.00%, 7/01/17	$10,730	$11,228,087
Puerto Rico GO
5.25%, 7/01/23	3,000	3,057,840
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	528,935
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	317,461
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	175	223,473
5.50%, 8/01/28	20,825	22,557,640

		37,913,436

Texas - 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	3,050	3,696,417
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,525	1,817,617

		5,514,034

Total Investments - 103.7% (cost $631,592,051) (e)		701,251,266
Other assets less liabilities - (3.7)%		(25,332,379)

Net Assets - 100.0%		$675,918,887

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$6,500	1/25/26	SIFMA	*	4.108%	$1,665,249
Merrill Lynch Capital Services Inc.	2,800	10/1/16	SIFMA	*	4.148%	382,945
Merrill Lynch Capital Services Inc.	3,100	10/21/16	SIFMA	*	4.129%	420,050
Merrill Lynch Capital Services Inc.	14,500	7/30/26	4.09%		SIFMA *	(3,568,397)
Merrill Lynch Capital Services Inc.	10,200	8/9/26	4.063%		SIFMA *	(2,565,899)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services Inc.	$15,000	11/15/26	4.378%	SIFMA	*	$(4,363,395)

						$(8,029,447)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $12,399,461.
(d)	Variable rate coupon, rate shown as of January 31, 2013.
(e)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,365,020 and gross unrealized depreciation of investments was $(705,805), resulting in net unrealized appreciation of $69,659,215.

As of January 31, 2013, the Fund held 21.0% of net assets in insured bonds (of this amount 4.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - California Portfolio

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$665,487,538	$35,763,728		$701,251,266

Total Investments in Securities		– 0	–	665,487,538	35,763,728		701,251,266
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	2,468,244	– 0	–	2,468,244
Liabilities:
Interest Rate Swap Contracts		– 0	–	(10,497,691)	– 0	–	(10,497,691)

Total +	$	– 0	–	$657,458,091	$35,763,728		$693,221,819

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 10/31/12	$38,145,686			$(9,194,391)		$28,951,295
Accrued discounts/(premiums)	9,048			– 0	–	9,048
Realized gain (loss)	126,373			– 0	–	126,373
Change in unrealized appreciation/depreciation	32,894			– 0	–	32,894
Purchases	1,400,927			– 0	–	1,400,927
Sales	(3,951,200)			– 0	–	(3,951,200)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3 ^	– 0	–		9,194,391		9,194,391

Balance as of 1/31/13	$35,763,728		$	– 0	–	$35,763,728

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$52,664		$	– 0	–	$52,664

^	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

The following presents information about significant unobservable inputs related to the Portfolios Level 3 investments at January 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 01/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	35,763,728	Third Party Vendor	Evaluated Quotes	$65.63 - $122.08

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund - New York Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.8%
Long-Term Municipal Bonds - 96.8%
New York - 88.6%
Albany Cnty NY Arpt Auth
AGM
5.00%, 12/15/25-12/15/26	$4,540	$5,125,047
Albany NY IDA (St. Peter’s Hosp)
Series A
5.75%, 11/15/22	795	919,569
Build NYC Resource Corp. (Ymca of Grtr New York)
5.00%, 8/01/32	1,000	1,164,090
Cortland Cnty NY IDA (Cortland Memorial Hospital)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,709,342
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,624,488
East Rochester NY Hsg Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	2,550	2,894,785
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2010A
5.00%, 5/15/22-5/15/23	9,965	11,824,839
Series 2011C
5.00%, 12/01/28	7,260	8,575,294
Erie Cnty NY GO
NPFGC Series 05A
5.00%, 12/01/20	5,990	6,466,864
Glen Cove NY IDA
Series 92B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	10,683,487
Hempstead NY Local Dev Corp. (Hofstra Univ)
5.00%, 7/01/28	650	736,639
Long Island Pwr Auth NY
Series 2012B
5.00%, 9/01/27	2,500	2,933,750
NPFGC-RE Series 06A
5.00%, 12/01/19-12/01/24	8,300	9,126,057
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	4,300	4,980,733
Series 2012C
5.00%, 11/15/31	6,000	6,982,500
Series 2012D-1
5.00%, 11/01/28	2,480	2,935,179
Series 2012E
5.00%, 11/15/31	2,625	3,054,844
Series 2012F
5.00%, 11/15/30	5,000	5,841,750
Series 2012H
5.00%, 11/15/30-11/15/42	10,425	12,010,284

	Principal Amount (000)	U.S. $ Value
NPFGC
5.00%, 11/15/16 (Pre-refunded/ETM)	$6,890	$8,029,055
5.00%, 11/15/16 (Pre-refunded/ETM)	5,000	5,826,600
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/29	17,100	20,557,107
Monroe Cnty NY IDA MFHR (Southview Towers Apts)
Series 00
6.25%, 2/01/31	1,130	1,131,944
Montgomery Cnty NY IDA (New York St Boces Prog)
XLCA Series 05A
5.00%, 7/01/24	1,000	1,016,650
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	2,120	1,398,055
Nassau Cnty NY Local Econ Asst Corp. (South Nassau Communities Hosp)
5.00%, 7/01/31-7/01/37	4,195	4,583,930
Nassau Cnty NY Local Econ Asst Corp. (Winthrop Univ Hlth)
5.00%, 7/01/32-7/01/42	5,435	5,951,529
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	10,905,700
New York NY GO
5.00%, 1/01/21	5,000	5,757,900
Series 2004E
5.00%, 11/01/14 (Pre-refunded/ETM)	1,210	1,309,220
5.00%, 11/01/21	2,790	2,992,917
Series 2004G
5.00%, 12/01/14 (Pre-refunded/ETM)	1,520	1,647,969
5.00%, 12/01/23	1,705	1,833,625
Series 2004I
5.00%, 8/01/14 (Pre-refunded/ETM)	50	53,473
5.00%, 8/01/21	11,350	12,057,672
Series 2005J
5.00%, 3/01/15 (Pre-refunded/ETM)	3,170	3,469,914
5.00%, 3/01/24	1,830	1,981,323
Series 2012I
5.00%, 8/01/30	3,900	4,628,481
XLCA Series 04I
5.00%, 8/01/18	10,000	10,657,400
New York NY HDC MFHR (New York NY HDC)
Series 02A
5.50%, 11/01/34	10	10,039
NPFGC-RE Series 05P6-A
5.00%, 7/01/19	10,000	10,779,400
New York NY Hlth & Hosp Corp.
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,719,152
New York NY IDA (Lycee Francais)
Series 02C

	Principal Amount (000)	U.S. $ Value
6.80%, 6/01/28	$2,500	$2,532,125
New York NY IDA (Spence School)
5.20%, 7/01/34	3,155	3,160,427
New York NY Mun Wtr Fin Auth
5.00%, 6/15/27	15,110	17,844,154
Series CC 2008
5.125%, 6/15/30	10,300	12,025,353
New York NY TFA Bldg Aid
NPFGC-RE
5.00%, 7/15/21	7,000	8,042,160
New York NY Trnsl Fin Auth
5.00%, 11/01/24	5,000	5,541,800
Series 2011B
5.00%, 2/01/25	11,000	13,236,190
New York NY Trst for Cult Res (Whitney Museum Of American Art)
5.00%, 7/01/31	9,675	10,811,038
New York St Dormitory Auth
5.75%, 7/01/18 (Pre-refunded/ETM)	5,165	6,496,175
Series 04A
5.25%, 7/01/14 (Pre-refunded/ETM)	575	615,141
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	1,850	2,096,476
New York St Dormitory Auth (Cornell Univ)
5.00%, 7/01/25	2,465	2,933,596
Series B
5.00%, 7/01/27	4,925	5,877,396
Series C
5.00%, 7/01/29	2,000	2,367,220
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	1,625	1,631,955
New York St Dormitory Auth (Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,387,988
New York St Dormitory Auth (Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	3,515	3,697,323
New York St Dormitory Auth (Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,573,045
New York St Dormitory Auth (Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	1,860	1,962,300
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,739,641
New York St Dormitory Auth (New York St Boces Prog)
AGM Series 04

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/23	$3,175	$3,319,558
New York St Dormitory Auth (New York St Lease Suny)
5.00%, 5/15/29	6,350	7,518,400
Series 2012A
5.00%, 5/15/27	2,700	3,240,891
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/27-6/15/31	7,350	8,697,790
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	4,220	4,879,586
Series 2012A
5.00%, 7/01/31-7/01/32	9,955	11,754,764
NPFGC-RE Series 04A
5.00%, 7/01/24	2,240	2,359,549
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,550,755
New York St Dormitory Auth (NYU Hosp Center)
Series 07A
5.00%, 7/01/22	1,200	1,347,300
Series B
5.25%, 7/01/24	650	708,656
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,440,000
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	999,430
New York St Dormitory Auth (Rochester Inst of Technology)
5.00%, 7/01/23-7/01/42	7,810	9,162,708
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	976,270
New York St Dormitory Auth (St Johns Univ)
Series 2012A
5.00%, 7/01/26-7/01/28	6,950	8,204,608
New York St Dormitory Auth (State Univ of New York)
5.00%, 7/01/27-7/01/35	12,360	14,248,842
Series 2011A
5.00%, 7/01/28	6,690	7,906,242
Series 2012A
5.00%, 7/01/31-7/01/32	3,140	3,715,853
New York St Dormitory Auth (Teachers College at Columbia Univ)
5.00%, 7/01/34	2,535	2,925,289
Series 2012A
5.00%, 7/01/31	1,200	1,395,384
New York St Dormitory Auth (Univ of Rochester)
Series 04A

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/23-7/01/24	$1,250	$1,321,643
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	9,510	10,878,013
New York St Dormitory Auth Rev Nonst Sup Dept (Rockefeller Univ)
Series B
5.00%, 7/01/33	3,000	3,569,700
New York St Energy Res & Dev Auth (Long Island Lighting Co.)
Series 95A
5.30%, 8/01/25	7,500	7,507,725
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/29	2,000	2,387,600
New York St Liberty Dev Corp. (4 World Trade Ctr Proj)
5.00%, 11/15/31	2,225	2,556,814
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (a)(b)	792	8
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-31A
5.30%, 10/01/31	8,050	8,055,474
New York St Pwr Auth
NPFGC
5.00%, 11/15/21	3,000	3,507,960
NPFGC Series C
5.00%, 11/15/19	680	810,438
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/26-3/15/27	11,000	12,852,400
Series 2010A
5.00%, 3/15/28	5,000	6,022,700
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,339,650
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AMBAC Series 05B
5.00%, 4/01/21	7,500	8,346,975
NPFGC-RE Series 05B
5.00%, 4/01/17	12,750	14,229,255
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/31	11,000	12,801,250
Newburgh NY GO
5.25%, 6/15/28	1,065	1,097,493
5.50%, 6/15/32	1,320	1,359,811
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,501,800
Niagara NY Dev Corp. (Covanta Energy Corp.)
5.25%, 11/01/42	3,455	3,564,247

	Principal Amount (000)	U.S. $ Value
Onondaga Cnty NY IDA (Anheuser-Busch Cos., Inc.)
Series 99
6.25%, 12/01/34	$2,000	$2,003,880
Onondaga Cnty NY IDA (Bristol - Myers Squibb)
5.75%, 3/01/24	4,000	5,151,920
Onondaga Cnty NY Trst for Cultural Res (Syracuse Univ)
5.00%, 12/01/28-12/01/29	2,135	2,488,607
Orange Cnty NY Funding Corp. (Mount St. Mary College)
Series 2012A
5.00%, 7/01/37	1,320	1,475,232
Port Authority of NY & NJ
5.00%, 7/15/31	18,000	20,906,460
Port Authority of NY & NJ (JFK International Air Terminal LLC)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,837,596
Rensselaer Cnty NY IDA (Rensselaer Polytechnic Institute.)
Series 2006
5.00%, 3/01/26	7,505	7,967,158
Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	5,979,052
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	991,896
St Lawrence Cnty NY IDA (St Lawrence Univ)
5.00%, 7/01/43	5,210	5,953,050
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	5,990	6,764,806
Suffolk Cnty NY EDC (Peconic Landing at Southold)
5.875%, 12/01/30	2,340	2,643,802
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	1,150	1,189,054
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/16 (Pre-refunded/ETM)	6,715	7,825,124
5.00%, 11/15/26	10,000	11,371,400
Series 2012A
5.00%, 11/15/27-11/15/32	13,045	15,660,595
Series 2013A
5.00%, 11/15/28	2,700	3,232,548
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010A
5.00%, 9/01/30	3,000	3,360,510
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	796,450
Westchester Cnty Hlth Care Corp. NY
6.00%, 11/01/30	1,000	1,190,540

	Principal Amount (000)	U.S. $ Value
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	$700	$702,681

		657,015,291

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	915	827,068
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,000	1,000,760

		1,827,828

Florida - 1.1%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30 (a)	5,485	4,872,435
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	645	658,558
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32 (a)	890	767,598
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,060	2,084,061

		8,382,652

Georgia - 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	535,350

Guam - 0.1%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	520,250

Illinois - 0.3%
Illinois Railsplitter Tobacco Set Auth
6.00%, 6/01/28	785	954,034
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,236	1,276,887

		2,230,921

North Carolina - 0.1%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	1,000	1,014,670

	Principal Amount (000)	U.S. $ Value
Ohio - 0.1%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (a)	$1,200	$972,036

Puerto Rico - 5.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	2,147,154
5.375%, 7/01/24	5,225	5,436,874
Series 08WW
5.375%, 7/01/23	405	423,201
Puerto Rico GO
5.25%, 7/01/23	1,600	1,630,848
Series 01A
5.50%, 7/01/19	915	997,780
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	528,935
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,795	1,827,400
5.125%, 12/01/27	1,495	1,608,829
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01A
5.20%, 12/01/33	1,390	1,391,376
Puerto Rico Ind Med & Envrn Poll Ctl Fac (Ana G Mendez University Sys)
5.125%, 4/01/32	1,000	1,009,030
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	935	948,473
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	125	159,624
5.50%, 8/01/28	14,875	16,112,600
Univ of Puerto Rico
5.00%, 6/01/22	255	257,700
Series 06Q
5.00%, 6/01/20	4,225	4,320,654

		38,800,478

Texas - 0.9%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	2,700	3,272,238
7.50%, 6/30/32	1,225	1,539,335
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,350	1,609,038

		6,420,611

Virginia - 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	100	101,109

Company	Shares	U.S. $ Value
Total Municipal Obligations (cost $672,151,140)		$717,821,196

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (c) (cost $16,476,352)	16,476,352	16,476,352

Total Investments - 99.0% (cost $688,627,492) (d)		734,297,548
Other assets less liabilities - 1.0%		7,468,071

Net Assets - 100.0%		$741,765,619

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$2,200	1/25/26	SIFMA	*	4.108%	$563,623
Merrill Lynch Capital Services Inc.	3,100	10/1/16	SIFMA	*	4.148%	423,975

						$987,598

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,952,228 and gross unrealized depreciation of investments was $(3,282,172), resulting in net unrealized appreciation of $45,670,056.

As of January 31, 2013, the Fund held 20.2% of net assets in insured bonds (of this amount 9.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity

GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - New York Portfolio

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$685,134,205		$32,686,991		$717,821,196
Short-Term Investments		16,476,352		– 0	–	– 0	–	16,476,352

Total Investments in Securities		16,476,352		685,134,205		32,686,991		734,297,548
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts		– 0	–	987,598		– 0	–	987,598
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$16,476,352		$686,121,803		$32,686,991		$735,285,146

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts			Total
Balance as of 10/31/12	$24,344,339			$1,068,845		$25,413,184
Accrued discounts/(premiums)	3,662			– 0	–	3,662
Realized gain (loss)	3,527			– 0	–	3,527
Change in unrealized appreciation/depreciation	184,942			– 0	–	184,942
Purchases	8,381,521			– 0	–	8,381,521
Sales	(231,000)			– 0	–	(231,000)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(1,068,845)		(1,068,845)

Balance as of 1/31/13+	$32,686,991		$	– 0	–	$32,686,991

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/13	$184,942		$	– 0	–	$184,942

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments January 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2013	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$32,686,991	Third Party Vendor	Evaluated Quotes	$0.00 - $109.46

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2013